SCHEDULE OF SEGMENT DATA (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Revenue from external customers	$ 1,705,225	$ 1,246,285
Intersegment revenue
Interest income	6,380
Interest expense	6,723
Depreciation and amortization	45,448
Operating income (loss)	(110,852)	(240,637)
Segment assets	1,347,766	$ 1,525,731
Expenditures for segment assets	63,452
Education and training [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	1,052,413
Intersegment revenue
Interest income	2,867
Interest expense	3,102
Depreciation and amortization	44,965
Operating income (loss)	15,054
Segment assets	817,800
Expenditures for segment assets	63,452
Exhibition Planning Service [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	551,535
Intersegment revenue
Interest income	2,421
Interest expense	310
Depreciation and amortization	483
Operating income (loss)	218,894
Segment assets	296,048
Expenditures for segment assets
Consulting Service [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	101,277
Intersegment revenue
Interest income	1,092
Interest expense	3,311
Depreciation and amortization
Operating income (loss)	(344,800)
Segment assets	233,918
Expenditures for segment assets